Fees Summary	Oct. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 282,264,843.21
Previously Paid Amount	29,713.09
Total Fee Amount	38,980.78
Total Offset Amount	0.00
Net Fee	$ 9,267.69